Income Taxes - Schedule of income tax benefit (Details) - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Income Taxes
State & Local	$ (506,615)	$ (409,114)
Income tax benefit	$ (506,615)	$ (409,114)